Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of Investments

	December 31,
	2017	2018
	RMB	RMB
Equity method investments (i)	299	203,627
Equity investments without readily determinable fair values (ii) (iii)	10,000	16,200

	10,299	219,827

(i)

In April 2018, the Company, through Guangzhou Huya, together with Guangzhou Huaduo, a consolidated VIE of YY, set up an onshore investment fund with capital injection amounted to RMB70,000 and RMB35,000, respectively. Both Guangzhou Huya and Guangzhou Huaduo are the limited partners of the fund with financial interest of 66% and 33% holding, respectively. Based on the Company’s assessment under ASC 810-10-15-14,the investment fund is considered to be a VIE. The Company is not considered the primary beneficiary of the investment fund due to the fact that it’s YY but not the Company to possess the power to direct activities of the investment fund that would most significantly impact its economic performance. As a result, YY is the primary beneficiary of the investment fund and then consolidates the fund, and the Company accounts for its 66% financial interest in the investment fund using the equity method of accounting pursuant to ASC 323-30 considering that the Company has significant influence over the partnership operating and financial policies.